Hedge accounting	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedged items [abstract]
Hedge accounting	Hedge accounting
The Group has three types of hedge relationships: hedge of net investment in foreign operations, fair value hedge and cash flow hedge. For hedge accounting purposes, the risk factors measured by the Group are:
•Interest Rate: Risk of volatility in transactions subject to interest rate variations;
•Currency: Risk of volatility in transactions subject to foreign exchange variation;
•Stock Grant Charges: Risk of volatility in XP Inc stock prices, listed on NASDAQ.
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks.
The structures designed for interest rate and exchange rate categories take into account total risk when there are compatible hedging instruments. In certain cases, management may decide to hedge a risk for the risk factor term and limit of the hedging instrument.
a)    Hedge of net investment in foreign operations
The objective of the Group was to hedge the risk generated by the US$ variation from investments in our subsidiaries in the United States, XP Holding International and XP Advisors Inc.
The Group has entered into derivatives contracts to protect against changes in future cash flows and exchange rate variation of net investments in foreign operations.
The Group undertakes risk management through the economic relationship between hedge instruments and hedged items, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors.

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2023

Foreign exchange risk
Hedge of net investment in foreign operations	450,853	—	(34,603)	446,442	41,235
Total	450,853	—	(34,603)	446,442	41,235

	2022

Foreign exchange risk
Hedge of net investment in foreign operations	395,594	—	(17,281)	414,043	18,480
Total	395,594	—	(17,281)	414,043	18,480

	2021

Foreign exchange risk
Hedge of net investment in foreign operations	310,069	—	19,474	440,022	(18,758)
Total	310,069	—	19,474	440,022	(18,758)
b)    Fair value hedge
The Group’s fair value strategy consists of hedging the exposure to variation in fair value on the receipt, payment of interests and exchange variation on assets and liabilities.
The group applies fair value hedges as follows:
•Hedging the exposure of fixed income securities carried out through structured operations certificates. The market risk hedge strategy involves avoiding temporary fluctuations in earnings arising from changes in the interest rate market in Reais. Once this risk is offset, the Group seeks to index the portfolio to the CDI, through the use of derivatives (DI1 Futuro). The hedge is contracted in order to neutralize the total exposure to the market risk of the fixed-income funding portfolio, excluding the portion of the fixed-income compensation represented by the credit spread of Banco XP S.A., seeking to obtain the closest match deadlines and volumes as possible.
•Hedging to protect the change in the fair value of the exchange and interest rate risk of the component of future cash flows arising from the XP Inc bond issued (financial liability) recognized in the balance sheet of XP Inc in July 2021 by contracting derivatives.
•Hedging the exposure of fixed-income securities carried out through sovereign and corporate bonds issued in local or foreign currencies, mainly US Dollars. The market risk hedge strategy involves avoiding temporary fluctuations in the income statement arising from changes in the interest rate market. Once this risk is offset, the Group seeks to index the portfolio to the CDI, through the use of derivatives.
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

	Assets	Liabilities
Strategies	2023

Interest rate and foreign exchange risk
Structured notes	—	16,593,439	(816,142)	16,702,984	849,160
Issued bonds	—	3,542,258	131,181	3,379,798	(189,189)
Total	—	20,135,697	(684,961)	20,082,782	659,971

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2022

Interest rate and foreign exchange risk
Structured notes	—	10,648,559	726,798	10,663,672	(734,656)
Issued bonds	—	3,889,699	323,881	3,646,613	(362,994)
Fixed income bonds	3,589,909	—	(163,541)	3,577,084	165,164
Total	3,589,909	14,538,258	887,138	17,887,369	(932,486)
c) Cash flow hedge
In March 2022, XP Inc recorded a new hedge structure, in order to neutralize the impacts of XP share price variation on highly probable labor tax payments related to share-based compensation plans using SWAP-TRS contracts. The transaction has been elected for hedge accounting and classified as cash flow hedge in accordance with IFRS 9. Labor tax payments are due upon delivery of shares to employees under share-based compensation plans and are directly related to share price at that time.
The effects of hedge accounting on the financial position and performance of the Group are presented below:

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2023

Market price risk
Long term incentive plan taxes	—	414,315	(59,517)	438,765	70,906
Total	—	414,315	(59,517)	438,765	70,906

	Hedged item			Hedge instrument
	Book Value		Variation in value recognized in Other comprehensive income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Strategies	2022

Market price risk
Long term incentive plan taxes	—	262,756	346,900	261,818	(348,248)
Total	—	262,756	346,900	261,818	(348,248)
The table below presents, for each risk factor and hedging instruments categories, the nominal value and the adjustments to the fair value of the hedging instruments and the book value of the hedged object:

	2023
	Notional amount	Book value		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	19,859,217	—	19,896,226	675,035	(19,807)
Foreign exchange risk
Futures	670,007	450,853	239,472	26,171	1,449
Market price risk
Swaps	438,765	—	414,315	70,906	11,389

	2022
	Notional amount	Book value (i)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
Hedge Instruments		Assets	Liabilities

Interest rate risk
Futures	17,604,185	3,589,909	14,218,543	(890,103)	(41,295)
Foreign exchange risk
Futures	697,227	395,594	319,715	(23,903)	(2,825)
Market price risk
Swaps	261,818	—	262,756	(348,248)	(1,348)
The table below presents, for each strategy, the notional amount and the fair value adjustments of hedging instruments and the book value of the hedged item:

	December 31, 2023			December 31, 2022			December 31, 2021
	Hedge instruments		Hedge item	Hedge instruments		Hedge item	Hedge instruments		Hedge item
Strategies	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value	Notional amount	Fair value adjustments	Book value

Hedge of fair value	20,082,782	659,971	(684,961)	17,887,369	(932,486)	887,138	9,297,999	(495,191)	506,190
Hedge of net investment in foreign operations	446,442	41,235	(34,603)	414,043	18,480	(17,252)	440,022	(18,758)	19,474
Hedge of cash flow	438,765	70,906	(59,517)	261,818	(348,248)	346,900	—	—	—
Total	20,967,989	772,112	(779,081)	18,563,230	(1,262,254)	1,216,786	9,738,021	(513,949)	525,664
The table below shows the breakdown notional value by maturity of the hedging strategies:

	2023
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total

Hedge of fair value	696,906	1,653,677	6,001,602	6,920,470	2,888,836	1,921,291	20,082,782
Hedge of net investment in foreign operations	400,918	45,524	—	—	—	—	446,442
Hedge of cash flow	438,765	—	—	—	—	—	438,765
Total	1,536,589	1,699,201	6,001,602	6,920,470	2,888,836	1,921,291	20,967,989

	2022
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of fair value	229,368	707,421	2,773,333	5,913,477	5,930,291	2,333,479	17,887,369
Hedge of net investment in foreign operations	381,958	—	32,085	—	—	—	414,043
Hedge of cash flow	261,818	—	—	—	—	—	261,818
Total	873,144	707,421	2,805,418	5,913,477	5,930,291	2,333,479	18,563,230

	2021
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Total
Hedge of fair value	136,636	276,219	478,745	972,199	4,510,125	2,924,075	9,297,999
Hedge of net investment in foreign operations	384,217	—	—	55,805	—	—	440,022
Total	520,853	276,219	478,745	1,028,004	4,510,125	2,924,075	9,738,021